PROPERTY AND EQUIPMENT, NET - Schedule of Financing leases right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Total gross value	€ 2,007	€ 1,554
Less: accumulated depreciation and amortization	(1,368)	(850)
Total	€ 639	€ 704
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	us-gaap_PropertyPlantAndEquipmentNet	us-gaap_PropertyPlantAndEquipmentNet
Facilities
Property and equipment
Total gross value	€ 290
Equipment
Property and equipment
Total gross value	220	€ 359
Vehicles and IT equipment
Property and equipment
Total gross value	€ 1,497	€ 1,196